Property Transactions, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Schedule of Property Transactions, Net

Property transactions, net consisted of the following:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
MGM China goodwill impairment	$1,467,991	$—	$—
Grand Victoria investment impairment	17,050	28,789	36,607
Gain on sale of Circus Circus Reno and Silver Legacy investment	(23,002)	—	—
Corporate buildings impairment	—	—	44,510
Other Nevada land impairment	—	—	20,354
Other property transactions, net	41,903	12,213	23,290
	$1,503,942	$41,002	$124,761